REVENUES (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total royalties	$ 31,438	$ 31,876	$ 34,258
Total Development and other services	7,867	10,628	8,247
Use of IP rights	14,293	7,959	6,697
Total Lottery Revenues	53,598	50,463	49,202
Total Aspire revenues	112,100	0	0
Total Revenues	165,698	50,463	49,202
Turnkey contracts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total royalties	29,729	29,882	32,252
Games [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total royalties	1,709	1,994	2,006
Total Aspire revenues	18,265	0	0
Development and other services from Aspire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Development and other services	767	1,617	2,430
Development and other services from NPI [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Development and other services	5,651	7,578	4,404
Development and other services from Michigan Joint Operation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Development and other services	1,449	1,433	1,413
Core [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Aspire revenues	80,475	0	0
Sports [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Aspire revenues	$ 13,360	$ 0	$ 0